Financing Expenses (Income), Net - Schedule of Financing Expenses (Income), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financing Expenses (Income), Net [Abstract]
Change in fair value of convertible advance investment		$ (269)	$ 70
Change in fair value of derivative warrant liability	577	(66)
Amortization of discount and accrued interest relating to straight loan received from commercial banks	106	157	102
Change in estimation of maturity date of liability to controlling shareholder		12
Discount amortization relating to liability to controlling shareholder	10	48	40
Interest due to bank deposits	(599)	(97)
Exchange rate differences and other finance expenses	(2)	(7)	(47)
Total Financing income (expenses), net	$ 92	$ (222)	$ 165